UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05833

T. Rowe Price Global Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Institutional Emerging Markets Bond Fund

(TREBX)

This semi-annual shareholder report contains important information about Institutional Emerging Markets Bond Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Emerging Markets Bond Fund	$35	0.70%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$348,497
Number of Portfolio Holdings	325

Portfolio Turnover Rate	20.4%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	0.3%
AA Rated	2.7
A Rated	7.1
BBB Rated	31.1
BB Rated and Below	54.0
Not Rated	1.5
Reserves	3.3

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Petroleos Mexicanos	3.5%
Republic of Panama	3.4
Sultanate of Oman	3.2
Republic of Angola	3.1
Republic of Colombia	2.9
Republic of Indonesia	2.8
Arab Republic of Egypt	2.7
Republic of Turkiye	2.6
Republic of Ivory Coast	2.6
Dominican Republic	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

E163-053 8/24

Institutional Emerging Markets Bond Fund

 (TREBX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2024
Institutional Emerging Markets
Bond Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Emerging Markets Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 6.69 $ 6.28 $ 8.01 $ 8.56 $ 8.58 $ 8.04
Investment activities
Net investment income
(1)(2)
0.19 0.36 0.33 0.37 0.40 0.46
Net realized and unrealized gain/
loss (0.04) 0.41 (1.72) (0.54) (0.01) 0.54
Total from investment activities 0.15 0.77 (1.39) (0.17) 0.39 1.00
Distributions
Net investment income (0.19) (0.36) (0.34) (0.38) (0.39) (0.45)
Tax return of capital – – – –
(3)
(0.02) (0.01)
Total distributions (0.19) (0.36) (0.34) (0.38) (0.41) (0.46)
NET ASSET VALUE
End of period $ 6.65 $ 6.69 $ 6.28 $ 8.01 $ 8.56 $ 8.58
Ratios/Supplemental Data
Total return
(2)(4)
2.27% 12.73% (17.39)% (2.06)% 4.99% 12.68%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.70%
(5)
0.70% 0.70% 0.70% 0.70% 0.70%
Net expenses after waivers/
payments by Price Associates 0.70%
(5)
0.70% 0.70% 0.70% 0.70% 0.70%
Net investment income 5.76%
(5)
5.70% 5.04% 4.51% 5.02% 5.45%
Portfolio turnover rate 20.4% 24.9% 43.1% 37.7% 58.0% 44.7%
Net assets, end of period (in
thousands) $ 348,497 $ 352,019 $ 358,016 $ 490,849 $ 441,677 $ 485,686
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Institutional Emerging Markets Bond Fund
June 30, 2024 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 1.0%
Government Bonds 1.0%
Republic of Albania, 3.50%, 11/23/31
(EUR) (1) 1,925,000 1,862
Republic of Albania, 3.50%, 11/23/31
(EUR)  1,705,000 1,650
Republic of Albania, 5.90%, 6/9/28
(EUR)  145,000 160
Total Albania (Cost $3,749) 3,672
ANGOLA 3.1%
Government Bonds 3.1%
Republic of Angola, 8.00%, 11/26/29
(USD)  4,535,000 4,089
Republic of Angola, 8.25%, 5/9/28
(USD)  4,015,000 3,782
Republic of Angola, 8.75%, 4/14/32
(USD) (1) 530,000 471
Republic of Angola, 8.75%, 4/14/32
(USD)  770,000 683
Republic of Angola, 9.125%,
11/26/49 (USD)  1,700,000 1,398
Republic of Angola, 9.375%, 5/8/48
(USD)  510,000 428
Total Angola (Cost $10,721) 10,851
ARGENTINA 1.3%
Government Bonds 1.3%
Republic of Argentina, STEP, 0.75%,
7/9/30 (USD)  2,033,000 1,149
Republic of Argentina, STEP,
3.625%, 7/9/35 (USD)  4,339,026 1,828
Republic of Argentina, STEP, 4.25%,
1/9/38 (USD)  3,305,959 1,518
Total Argentina (Cost $4,315) 4,495
BAHAMAS 0.5%
Government Bonds 0.5%
Commonwealth of Bahamas, 6.00%,
11/21/28 (USD) (1) 1,830,000 1,608
Total Bahamas (Cost $1,901) 1,608
BAHRAIN 1.6%
Government Bonds 1.6%
Kingdom of Bahrain, 5.625%,
5/18/34 (USD) (1) 235,000 212
Kingdom of Bahrain, 6.75%, 9/20/29
(USD)  1,710,000 1,737
Kingdom of Bahrain, 7.00%,
10/12/28 (USD)  2,505,000 2,586
Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Bahrain, 7.50%, 9/20/47
(USD)  1,225,000 1,172
Total Bahrain (Cost $5,722) 5,707
BARBADOS 0.3%
Government Bonds 0.3%
Government of Barbados, 6.50%,
10/1/29 (USD) (1) 1,152,000 1,100
Total Barbados (Cost $1,117) 1,100
BERMUDA 0.3%
Government Bonds 0.3%
Government of Bermuda, 5.00%,
7/15/32 (USD)  1,057,000 1,021
Total Bermuda (Cost $1,050) 1,021
BRAZIL 4.7%
Corporate Bonds 2.2%
Aegea Finance, 9.00%, 1/20/31
(USD) (1) 620,000 645
Banco do Brasil, 6.00%, 3/18/31
(USD) (1) 590,000 578
Braskem Netherlands Finance,
7.25%, 2/13/33 (USD) (1) 885,000 835
Braskem Netherlands Finance,
8.50%, 1/12/31 (USD) (1) 420,000 429
Cosan Luxembourg, 7.25%, 6/27/31
(USD) (1) 720,000 729
Cosan Overseas, 8.25% (USD) (2) 430,000 438
Globo Comunicacao e Participacoes,
4.875%, 1/22/30 (USD)  2,450,000 2,172
Globo Comunicacao e Participacoes,
5.50%, 1/14/32 (USD) (1) 500,000 438
Globo Comunicacao e Participacoes,
5.50%, 1/14/32 (USD)  475,000 416
Sitios Latinoamerica, 5.375%, 4/4/32
(USD) (1) 1,200,000 1,118
7,798
Government Bonds 2.5%
Brazil Notas do Tesouro Nacional,
Series NTNF, 10.00%, 1/1/29  2,850,000 475
Brazil Notas do Tesouro Nacional,
Series NTNF, 10.00%, 1/1/31  19,443,000 3,143
Republic of Brazil, 5.00%, 1/27/45
(USD)  823,000 635
Republic of Brazil, 6.125%, 3/15/34
(USD)  2,825,000 2,720
Republic of Brazil, 6.25%, 3/18/31
(USD)  1,225,000 1,218

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Brazil, 7.125%, 5/13/54
(USD)  340,000 329
8,520
Total Brazil (Cost $17,077) 16,318
BULGARIA 0.5%
Government Bonds 0.5%
Republic of Bulgaria, 4.50%, 1/27/33
(EUR) (1) 1,365,000 1,522
Republic of Bulgaria, 4.875%,
5/13/36 (EUR)  150,000 170
Total Bulgaria (Cost $1,595) 1,692
CHILE 2.6%
Corporate Bonds 2.6%
AES Andes, VR, 8.15%, 6/10/55
(USD) (1)(3) 1,140,000 1,142
Agrosuper, 4.60%, 1/20/32 (USD) (1) 1,400,000 1,228
Banco del Estado de Chile, VR,
7.95% (USD) (1)(2)(3) 1,000,000 1,034
Banco Santander Chile, 3.177%,
10/26/31 (USD) (1) 945,000 820
Celulosa Arauco y Constitucion,
3.875%, 11/2/27 (USD)  445,000 416
Celulosa Arauco y Constitucion,
4.20%, 1/29/30 (USD) (1) 450,000 418
Corp. Nacional del Cobre de Chile,
5.125%, 2/2/33 (USD) (1) 500,000 477
Corp. Nacional del Cobre de Chile,
6.44%, 1/26/36 (USD) (1) 1,140,000 1,180
Empresa de los Ferrocarriles del
Estado, 3.068%, 8/18/50 (USD)  1,520,000 923
Empresa de Transporte de
Pasajeros Metro, 3.693%, 9/13/61
(USD) (1) 800,000 527
Empresa de Transporte de
Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 945,000 774
Total Chile (Cost $9,948) 8,939
CHINA 1.4%
Government Bonds 1.4%
People's Republic of China, Series
INBK, 2.28%, 3/25/31  15,000,000 2,084
People's Republic of China, Series
INBK, 2.62%, 6/25/30  11,400,000 1,614
People's Republic of China, Series
INBK, 3.27%, 11/19/30  7,600,000 1,124
Total China (Cost $4,866) 4,822
Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 4.1%
Corporate Bonds 1.0%
Banco de Bogota, 6.25%, 5/12/26
(USD)  1,000,000 986
Bancolombia, VR, 4.625%, 12/18/29
(USD) (3) 920,000 889
Ecopetrol, 6.875%, 4/29/30 (USD)  100,000 96
Ecopetrol, 8.375%, 1/19/36 (USD)  880,000 865
Ecopetrol, 8.875%, 1/13/33 (USD)  390,000 403
3,239
Government Bonds 2.9%
Republic of Colombia, 3.00%,
1/30/30 (USD)  557,000 457
Republic of Colombia, 3.125%,
4/15/31 (USD)  2,100,000 1,660
Republic of Colombia, 4.125%,
5/15/51 (USD)  880,000 529
Republic of Colombia, 4.50%,
3/15/29 (USD)  200,000 183
Republic of Colombia, 5.00%,
6/15/45 (USD)  3,950,000 2,786
Republic of Colombia, 6.125%,
1/18/41 (USD)  1,320,000 1,107
Republic of Colombia, 7.50%, 2/2/34
(USD)  675,000 677
Republic of Colombia, 8.00%,
11/14/35 (USD)  710,000 732
Republic of Colombia, 8.75%,
11/14/53 (USD)  440,000 464
Republic of Colombia, Series B,
7.00%, 3/26/31  7,801,700,000 1,583
10,178
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC,
Acquisition date: 6/1/22 - 12/22/23,
Cost $0 (USD) (4)(5) † 26
Bona Fide Investments Holding LLC,
Acquisition date: 6/7/23, Cost $331
(USD) (4)(5) † 429
Bona Fide Investments Holdings III,
Acquisition date: 6/14/24, Cost $265
(USD) (4)(5) † 264
719
Total Colombia (Cost $15,019) 14,136
COSTA RICA 0.9%
Government Bonds 0.9%
Republic of Costa Rica, 7.30%,
11/13/54 (USD) (1) 2,990,000 3,143
Total Costa Rica (Cost $2,934) 3,143

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
DOMINICAN REPUBLIC 2.2%
Government Bonds 2.2%
Dominican Republic, 4.50%, 1/30/30
(USD) (1) 2,245,000 2,046
Dominican Republic, 4.875%,
9/23/32 (USD)  3,400,000 3,052
Dominican Republic, 5.875%,
1/30/60 (USD)  1,016,000 865
Dominican Republic, 6.60%, 6/1/36
(USD) (1) 270,000 269
Dominican Republic, 6.85%, 1/27/45
(USD)  1,410,000 1,393
Total Dominican Republic (Cost
$7,514) 7,625
ECUADOR 1.2%
Government Bonds 1.2%
Republic of Ecuador, STEP, 3.50%,
7/31/35 (USD)  400,000 200
Republic of Ecuador, STEP, 6.00%,
7/31/30 (USD) (1) 6,328,550 4,024
Total Ecuador (Cost $4,291) 4,224
EGYPT 2.7%
Government Bonds 2.7%
Arab Republic of Egypt, 5.80%,
9/30/27 (USD)  880,000 794
Arab Republic of Egypt, 5.875%,
2/16/31 (USD)  575,000 447
Arab Republic of Egypt, 6.588%,
2/21/28 (USD)  1,435,000 1,300
Arab Republic of Egypt, 7.50%,
2/16/61 (USD)  850,000 572
Arab Republic of Egypt, 7.60%,
3/1/29 (USD)  1,150,000 1,046
Arab Republic of Egypt, 7.625%,
5/29/32 (USD)  1,098,000 898
Arab Republic of Egypt, 7.903%,
2/21/48 (USD) (1) 800,000 564
Arab Republic of Egypt, 8.50%,
1/31/47 (USD) (1) 3,050,000 2,268
Arab Republic of Egypt, 8.50%,
1/31/47 (USD)  1,920,000 1,428
Total Egypt (Cost $10,615) 9,317
EL SALVADOR 1.4%
Government Bonds 1.4%
Republic of El Salvador, 0.25%,
4/17/30 (USD) (1) 1,320,000 41
Republic of El Salvador, 5.875%,
1/30/25 (USD)  2,410,000 2,377
Par/Shares $ Value
(Cost and value in $000s)
Republic of El Salvador, 7.625%,
2/1/41 (USD)  335,000 229
Republic of El Salvador, 7.65%,
6/15/35 (USD)  90,000 65
Republic of El Salvador, 8.25%,
4/10/32 (USD)  481,000 381
Republic of El Salvador, 9.25%,
4/17/30 (USD) (1) 2,205,000 1,965
Total El Salvador (Cost $4,937) 5,058
GHANA 0.6%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26
(USD)  700,000 693
693
Government Bonds 0.4%
Republic of Ghana, 6.375%, 2/11/27
(USD) (5)(6) 1,325,000 676
Republic of Ghana, 8.125%, 1/18/26
(USD) (5)(6) 200,000 104
Republic of Ghana, 10.75%,
10/14/30 (USD)  830,000 563
1,343
Total Ghana (Cost $1,971) 2,036
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%,
5/12/30 (USD)  114,732 103
Total Grenada (Cost $107) 103
GUATEMALA 1.6%
Government Bonds 1.6%
Republic of Guatemala, 4.875%,
2/13/28 (USD)  1,050,000 1,013
Republic of Guatemala, 4.90%,
6/1/30 (USD) (1) 1,000,000 952
Republic of Guatemala, 5.25%,
8/10/29 (USD) (1) 230,000 222
Republic of Guatemala, 5.375%,
4/24/32 (USD)  1,900,000 1,815
Republic of Guatemala, 6.60%,
6/13/36 (USD) (1) 1,004,000 1,014
Republic of Guatemala, 7.05%,
10/4/32 (USD) (1) 650,000 683
Total Guatemala (Cost $5,909) 5,699
INDIA 3.8%
Corporate Bonds 0.9%
ABJA Investment, 5.45%, 1/24/28
(USD)  1,170,000 1,162

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Greenko Power II, 4.30%, 12/13/28
(USD)  997,625 913
State Bank of India, 5.00%, 1/17/29
(USD)  880,000 874
2,949
Government Bonds 2.9%
Export-Import Bank of India, 2.25%,
1/13/31 (USD) (1) 255,000 211
Export-Import Bank of India, 2.25%,
1/13/31 (USD)  2,475,000 2,053
Export-Import Bank of India, 3.25%,
1/15/30 (USD)  5,055,000 4,560
Republic of India, 7.10%, 4/8/34  142,000,000 1,715
Republic of India, 7.18%, 8/14/33  140,600,000 1,701
10,240
Total India (Cost $13,866) 13,189
INDONESIA 5.5%
Corporate Bonds 1.3%
Minejesa Capital, 5.625%, 8/10/37
(USD)  2,200,000 1,991
Pertamina Persero, 5.625%, 5/20/43
(USD)  920,000 888
Perusahaan Listrik Negara, 4.125%,
5/15/27 (USD)  1,000,000 965
Perusahaan Listrik Negara, 4.375%,
2/5/50 (USD) (1) 400,000 308
Perusahaan Listrik Negara, 6.15%,
5/21/48 (USD)  300,000 296
4,448
Government Bonds 4.2%
Perusahaan Penerbit, 2.80%,
6/23/30 (USD)  3,700,000 3,239
Perusahaan Penerbit, 4.15%,
3/29/27 (USD)  720,000 703
Perusahaan Penerbit, 4.40%, 3/1/28
(USD)  200,000 194
Perusahaan Penerbit, 4.45%,
2/20/29 (USD)  897,000 872
Republic of Indonesia, 4.55%,
1/11/28 (USD)  900,000 882
Republic of Indonesia, 4.625%,
4/15/43 (USD)  3,300,000 3,005
Republic of Indonesia, 5.25%,
1/17/42 (USD)  2,100,000 2,066
Republic of Indonesia, Series FR64,
6.125%, 5/15/28  35,324,000,000 2,111
Republic of Indonesia, Series FR96,
7.00%, 2/15/33  28,659,000,000 1,743
14,815
Total Indonesia (Cost $21,795) 19,263
Par/Shares $ Value
(Cost and value in $000s)
IVORY COAST 2.5%
Government Bonds 2.5%
Republic of Ivory Coast, 4.875%,
1/30/32 (EUR)  1,155,000 1,038
Republic of Ivory Coast, 6.125%,
6/15/33 (USD)  5,595,000 4,974
Republic of Ivory Coast, 6.625%,
3/22/48 (EUR)  2,210,000 1,849
Republic of Ivory Coast, 7.625%,
1/30/33 (USD) (1) 1,040,000 1,012
Total Ivory Coast (Cost $8,857) 8,873
JAMAICA 0.2%
Corporate Bonds 0.2%
TransJamaican Highway, 5.75%,
10/10/36 (USD) (1) 332,697 294
TransJamaican Highway, 5.75%,
10/10/36 (USD)  359,672 317
Total Jamaica (Cost $691) 611
JORDAN 1.8%
Government Bonds 1.8%
Kingdom of Jordan, 5.85%, 7/7/30
(USD)  5,925,000 5,319
Kingdom of Jordan, 7.50%, 1/13/29
(USD) (1) 1,000,000 981
Total Jordan (Cost $7,085) 6,300
KAZAKHSTAN 0.4%
Corporate Bonds 0.4%
KazMunayGas National, 3.50%,
4/14/33 (USD)  1,200,000 985
KazMunayGas National, 5.75%,
4/19/47 (USD)  335,000 292
Total Kazakhstan (Cost $1,545) 1,277
KENYA 1.1%
Government Bonds 1.1%
Republic of Kenya, 7.25%, 2/28/28
(USD)  2,954,000 2,690
Republic of Kenya, 9.75%, 2/16/31
(USD) (1) 1,235,000 1,186
Total Kenya (Cost $3,872) 3,876

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
KUWAIT 0.2%
Corporate Bonds 0.2%
MEGlobal Canada, 5.875%, 5/18/30
(USD)  800,000 808
Total Kuwait (Cost $886) 808
MALAYSIA 0.8%
Government Bonds 0.8%
Government of Malaysia, Series
0318, 4.642%, 11/7/33  6,063,000 1,361
Government of Malaysia, Series
0419, 3.828%, 7/5/34  6,637,000 1,403
Total Malaysia (Cost $2,791) 2,764
MEXICO 6.9%
Corporate Bonds 2.2%
Banco Mercantil del Norte, VR,
7.625% (USD) (2)(3) 500,000 493
Banco Mercantil del Norte, VR,
8.375% (USD) (2)(3) 575,000 581
BBVA Bancomer, VR, 5.125%,
1/18/33 (USD) (3) 1,450,000 1,322
BBVA Bancomer, VR, 5.875%,
9/13/34 (USD) (3) 550,000 510
BBVA Bancomer, VR, 8.125%,
1/8/39 (USD) (1)(3) 540,000 547
BBVA Bancomer, VR, 8.45%,
6/29/38 (USD) (1)(3) 1,660,000 1,712
Cometa Energia, 6.375%, 4/24/35
(USD) (1) 613,085 596
Petroleos Mexicanos, 5.95%,
1/28/31 (USD)  2,000,000 1,613
Petroleos Mexicanos, 6.84%,
1/23/30 (USD)  270,000 238
7,612
Government Bonds 4.7%
Petroleos Mexicanos, 4.50%,
1/23/26 (USD)  2,825,000 2,690
Petroleos Mexicanos, 5.50%,
6/27/44 (USD)  1,460,000 887
Petroleos Mexicanos, 5.625%,
1/23/46 (USD)  3,460,000 2,092
Petroleos Mexicanos, 6.50%,
3/13/27 (USD)  2,100,000 2,002
Petroleos Mexicanos, 8.75%, 6/2/29
(USD)  1,455,000 1,430
Petroleos Mexicanos, 10.00%,
2/7/33 (USD)  1,125,000 1,130
Petroleos Mexicanos, Series 13-2,
7.19%, 9/12/24  2,700,000 146
United Mexican States, 6.00%,
5/7/36 (USD)  1,910,000 1,864
Par/Shares $ Value
(Cost and value in $000s)
United Mexican States, 6.35%,
2/9/35 (USD)  1,110,000 1,119
United Mexican States, Series M,
7.75%, 5/29/31  65,839,000 3,211
16,571
Total Mexico (Cost $25,767) 24,183
MONTENEGRO 0.7%
Government Bonds 0.7%
Republic of Montenegro, 7.25%,
3/12/31 (USD) (1) 2,300,000 2,311
Total Montenegro (Cost $2,312) 2,311
MOROCCO 1.9%
Corporate Bonds 0.3%
OCP, 7.50%, 5/2/54 (USD) (1) 910,000 929
929
Government Bonds 1.6%
Kingdom of Morocco, 3.00%,
12/15/32 (USD) (1) 1,300,000 1,047
Kingdom of Morocco, 3.00%,
12/15/32 (USD)  1,270,000 1,023
Kingdom of Morocco, 4.00%,
12/15/50 (USD)  3,505,000 2,413
Kingdom of Morocco, 6.50%, 9/8/33
(USD) (1) 1,050,000 1,083
5,566
Total Morocco (Cost $6,718) 6,495
NIGERIA 0.6%
Government Bonds 0.6%
Republic of Nigeria, 7.875%, 2/16/32
(USD)  2,575,000 2,230
Total Nigeria (Cost $1,894) 2,230
OMAN 3.6%
Corporate Bonds 0.4%
OmGrid Funding, 5.196%, 5/16/27
(USD)  500,000 489
Oryx Funding, 5.80%, 2/3/31
(USD) (1) 200,000 198
Oryx Funding, 5.80%, 2/3/31 (USD)  700,000 692
1,379
Government Bonds 3.2%
Sultanate of Oman, 4.75%, 6/15/26
(USD)  475,000 466
Sultanate of Oman, 5.375%, 3/8/27
(USD)  4,445,000 4,412
Sultanate of Oman, 5.625%, 1/17/28
(USD)  1,400,000 1,401

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Sultanate of Oman, 6.50%, 3/8/47
(USD)  3,060,000 3,059
Sultanate of Oman, 6.75%, 10/28/27
(USD)  1,700,000 1,758
11,096
Total Oman (Cost $12,461) 12,475
PAKISTAN 0.2%
Government Bonds 0.2%
Islamic Republic of Pakistan,
7.875%, 3/31/36 (USD)  1,171,000 891
Total Pakistan (Cost $1,225) 891
PANAMA 3.9%
Corporate Bonds 0.6%
Aeropuerto Internacional de
Tocumen, 4.00%, 8/11/41 (USD) (1) 520,000 392
Banco General, VR, 5.25%
(USD) (1)(2)(3) 905,000 785
Banco Nacional de Panama, 2.50%,
8/11/30 (USD) (1) 1,105,000 854
2,031
Government Bonds 3.3%
Republic of Panama, 4.50%, 1/19/63
(USD)  1,750,000 1,123
Republic of Panama, 6.40%, 2/14/35
(USD)  5,600,000 5,319
Republic of Panama, 6.853%,
3/28/54 (USD)  375,000 344
Republic of Panama, 6.875%,
1/31/36 (USD)  700,000 685
Republic of Panama, 7.875%, 3/1/57
(USD)  800,000 835
Republic of Panama, 8.00%, 3/1/38
(USD)  3,232,000 3,412
11,718
Total Panama (Cost $15,104) 13,749
PARAGUAY 1.4%
Corporate Bonds 0.3%
Telefonica Celular del Paraguay,
5.875%, 4/15/27 (USD) (1) 1,005,000 982
982
Government Bonds 1.1%
Republic of Paraguay, 4.95%,
4/28/31 (USD) (1) 840,000 805
Republic of Paraguay, 5.40%,
3/30/50 (USD)  2,980,000 2,611
Republic of Paraguay, 5.85%,
8/21/33 (USD) (1) 290,000 289
Par/Shares $ Value
(Cost and value in $000s)
Republic of Paraguay, 6.00%, 2/9/36
(USD) (1) 200,000 201
3,906
Total Paraguay (Cost $5,511) 4,888
PERU 1.4%
Corporate Bonds 0.1%
Lima Metro Line 2 Finance, 5.875%,
7/5/34 (USD)  278,956 275
275
Government Bonds 1.3%
Republic of Peru, 2.78%, 12/1/60
(USD)  1,510,000 850
Republic of Peru, 3.30%, 3/11/41
(USD)  1,400,000 1,040
Republic of Peru, 3.55%, 3/10/51
(USD)  590,000 417
Republic of Peru, 5.625%, 11/18/50
(USD)  800,000 779
Republic of Peru, 7.60%, 8/12/39 (1) 5,250,000 1,380
4,466
Total Peru (Cost $5,820) 4,741
PHILIPPINES 1.8%
Corporate Bonds 1.1%
Globe Telecom, 3.00%, 7/23/35
(USD)  1,600,000 1,247
International Container Terminal
Services, 4.75%, 6/17/30 (USD)  1,160,000 1,114
Manila Water, 4.375%, 7/30/30
(USD)  1,600,000 1,502
3,863
Government Bonds 0.7%
Republic of Philippines, 2.65%,
12/10/45 (USD)  3,175,000 2,086
Republic of Philippines, 4.625%,
7/17/28 (USD)  200,000 197
2,283
Total Philippines (Cost $7,474) 6,146
POLAND 1.0%
Government Bonds 1.0%
Republic of Poland, 3.875%, 2/14/33
(EUR)  760,000 839
Republic of Poland, 5.50%, 4/4/53
(USD)  520,000 511
Republic of Poland, Series 1033,
6.00%, 10/25/33  8,000,000 2,036
Total Poland (Cost $3,391) 3,386

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
QATAR 2.2%
Corporate Bonds 1.0%
QatarEnergy, 2.25%, 7/12/31
(USD) (1) 1,210,000 1,012
QatarEnergy, 2.25%, 7/12/31 (USD)  1,250,000 1,045
QatarEnergy, 3.125%, 7/12/41
(USD) (1) 1,760,000 1,314
3,371
Government Bonds 1.2%
State of Qatar, 4.40%, 4/16/50
(USD)  1,550,000 1,359
State of Qatar, 4.817%, 3/14/49
(USD)  3,200,000 2,997
4,356
Total Qatar (Cost $10,444) 7,727
ROMANIA 2.0%
Corporate Bonds 0.4%
Banca Transilvania, VR, 8.875%,
4/27/27 (EUR) (3) 1,200,000 1,358
1,358
Government Bonds 1.6%
Republic of Romania, 2.875%,
4/13/42 (EUR) (1) 610,000 426
Republic of Romania, 4.00%,
2/14/51 (USD) (1) 826,000 571
Republic of Romania, 4.00%,
2/14/51 (USD)  3,018,000 2,087
Republic of Romania, 5.50%,
9/18/28 (EUR)  1,610,000 1,771
Republic of Romania, 6.375%,
1/30/34 (USD) (1) 626,000 634
5,489
Total Romania (Cost $8,287) 6,847
SAUDI ARABIA 2.4%
Corporate Bonds 0.5%
Gaci First Investment, 5.125%,
2/14/53 (USD)  1,883,000 1,631
1,631
Government Bonds 1.9%
Kingdom of Saudi Arabia, 3.25%,
10/26/26 (USD)  500,000 480
Kingdom of Saudi Arabia, 3.45%,
2/2/61 (USD) (1) 465,000 305
Kingdom of Saudi Arabia, 3.75%,
1/21/55 (USD)  500,000 354
Kingdom of Saudi Arabia, 4.50%,
4/22/60 (USD) (1) 585,000 475
Kingdom of Saudi Arabia, 4.75%,
1/16/30 (USD) (1) 1,070,000 1,053
Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Saudi Arabia, 4.875%,
7/18/33 (USD)  500,000 489
Kingdom of Saudi Arabia, 5.00%,
4/17/49 (USD)  550,000 494
Saudi Arabian Oil, 3.50%, 4/16/29
(USD)  2,000,000 1,860
Saudi Arabian Oil, 4.25%, 4/16/39
(USD)  1,250,000 1,090
6,600
Total Saudi Arabia (Cost $9,193) 8,231
SENEGAL 0.9%
Government Bonds 0.9%
Republic of Senegal, 6.25%, 5/23/33
(USD)  3,580,000 3,011
Total Senegal (Cost $2,978) 3,011
SERBIA 1.9%
Government Bonds 1.9%
Republic of Serbia, 2.125%, 12/1/30
(USD)  3,750,000 3,002
Republic of Serbia, 6.00%, 6/12/34
(USD) (1) 1,050,000 1,035
Republic of Serbia, 6.25%, 5/26/28
(USD) (1) 680,000 689
Republic of Serbia, 6.50%, 9/26/33
(USD)  1,795,000 1,823
Total Serbia (Cost $6,767) 6,549
SLOVENIA 0.4%
Corporate Bonds 0.4%
Nova Kreditna Banka Maribor, VR,
7.375%, 6/29/26 (3) 1,400,000 1,538
Total Slovenia (Cost $1,549) 1,538
SOUTH AFRICA 1.7%
Corporate Bonds 0.5%
Transnet, 8.25%, 2/6/28 (USD) (1) 1,035,000 1,031
Transnet, 8.25%, 2/6/28 (USD)  735,000 733
1,764
Government Bonds 1.2%
Republic of South Africa, 5.65%,
9/27/47 (USD)  2,470,000 1,871
Republic of South Africa, 5.875%,
4/20/32 (USD)  1,115,000 1,036
Republic of South Africa, 7.30%,
4/20/52 (USD)  605,000 548

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of South Africa, Series
2035, 8.875%, 2/28/35  16,050,000 747
4,202
Total South Africa (Cost $6,165) 5,966
SOUTH KOREA 0.5%
Corporate Bonds 0.3%
Hanwha Totalenergies
Petrochemical, 5.50%, 7/18/29
(USD)  960,000 960
POSCO, 5.75%, 1/17/28 (USD) (1) 200,000 203
1,163
Government Bonds 0.2%
Export-Import Bank of Korea, 5.00%,
1/11/28 (USD)  350,000 352
Export-Import Bank of Korea,
5.125%, 1/11/33 (USD)  400,000 405
757
Total South Korea (Cost $1,909) 1,920
SRI LANKA 1.8%
Government Bonds 1.8%
Republic of Sri Lanka, 6.125%,
6/3/25 (USD) (5)(6) 2,505,000 1,486
Republic of Sri Lanka, 6.825%,
7/18/26 (USD) (5)(6) 200,000 119
Republic of Sri Lanka, 6.85%,
11/3/25 (USD) (5)(6) 7,780,000 4,611
Total Sri Lanka (Cost $6,676) 6,216
SUPRANATIONAL 0.3%
Government Bonds 0.3%
International Bank for Reconstruction
& Development, Zero Coupon,
3/31/27 (USD)  1,175,000 1,070
Total Supranational (Cost $1,065) 1,070
SURINAME 1.0%
Government Bonds 1.0%
Republic of Suriname, 7.95%,
7/15/33, (4.95% Cash and 3.00%
PIK) (USD) (1)(7) 2,261,182 2,114
Republic of Suriname, VR, 9.00%,
12/31/50 (USD) (1) 1,573,000 1,263
Total Suriname (Cost $2,380) 3,377
Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.4%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  400,000 371
371
Corporate Bonds 0.3%
HTA Group, 7.50%, 6/4/29 (USD) (1) 900,000 897
897
Total Tanzania (Cost $1,306) 1,268
THAILAND 0.4%
Corporate Bonds 0.4%
Bangkok Bank, VR, 3.466%, 9/23/36
(USD) (1)(3) 880,000 733
Thaioil Treasury Center, 3.50%,
10/17/49 (USD) (1) 965,000 652
Thaioil Treasury Center, 3.50%,
10/17/49 (USD)  304,000 205
Total Thailand (Cost $1,962) 1,590
TRINIDAD AND TOBAGO 0.2%
Government Bonds 0.2%
Republic of Trinidad & Tobago,
6.40%, 6/26/34 (USD) (1) 830,000 825
Total Trinidad and Tobago (Cost
$830) 825
TÜRKIYE 2.6%
Government Bonds 2.6%
Republic of Turkiye, 4.25%, 4/14/26
(USD)  1,925,000 1,856
Republic of Turkiye, 4.875%, 4/16/43
(USD)  610,000 433
Republic of Turkiye, 6.00%, 1/14/41
(USD)  1,600,000 1,332
Republic of Turkiye, 6.50%, 9/20/33
(USD)  575,000 541
Republic of Turkiye, 7.625%, 5/15/34
(USD)  910,000 918
Republic of Turkiye, 8.60%, 9/24/27
(USD)  675,000 713
Republic of Turkiye, 9.375%, 3/14/29
(USD)  1,800,000 1,959
Republic of Turkiye, 9.375%, 1/19/33
(USD)  950,000 1,063
Republic of Turkiye, 9.875%, 1/15/28
(USD)  325,000 357
Total Türkiye (Cost $8,989) 9,172

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UKRAINE 0.3%
Government Bonds 0.3%
Government of Ukraine, 7.375%,
9/25/34 (USD) (5)(6) 3,450,000 998
Total Ukraine (Cost $949) 998
UNITED ARAB EMIRATES 0.9%
Corporate Bonds 0.9%
DP World Crescent, 3.875%, 7/18/29
(USD)  900,000 844
Emirates NBD Bank, VR, 6.125%
(USD) (2)(3) 1,100,000 1,093
Galaxy Pipeline Assets Bidco,
2.625%, 3/31/36 (USD)  775,000 631
Ruwais Power, 6.00%, 8/31/36
(USD)  395,000 400
2,968
Government Bonds 0.0%
Emirate of Dubai, 3.90%, 9/9/50
(USD)  230,000 169
169
Total United Arab Emirates (Cost
$3,398) 3,137
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming, Recovery
Certificates, Acquisition date:
8/23/18, Cost $— (EUR) (4)(5)(8) 488,383 3
Total United Kingdom (Cost $–) 3
UNITED STATES 0.4%
Corporate Bonds 0.4%
Hyundai Capital America, 5.60%,
3/30/28 (1) 605,000 609
LCPR Senior Secured Financing,
5.125%, 7/15/29 (1) 1,045,000 867
Total United States (Cost $1,674) 1,476
URUGUAY 0.4%
Government Bonds 0.4%
Oriental Republic of Uruguay, 5.75%,
10/28/34 (USD)  1,265,000 1,320
Total Uruguay (Cost $1,349) 1,320
Par/Shares $ Value
(Cost and value in $000s)
VENEZUELA 2.5%
Government Bonds 2.5%
Petroleos de Venezuela, 5.375%,
4/12/27 (USD) (5)(6) 3,465,000 423
Petroleos de Venezuela, 6.00%,
5/16/24 (USD) (5)(6) 10,960,000 1,370
Petroleos de Venezuela, 6.00%,
11/15/26 (USD) (5)(6) 1,725,000 214
Petroleos de Venezuela, 8.50%,
10/27/20 (USD) (5)(6) 1,222,500 948
Petroleos de Venezuela, 9.00%,
11/17/21 (USD) (5)(6) 24,590,000 3,221
Petroleos de Venezuela, 9.75%,
5/17/35 (USD) (5)(6) 985,000 142
Petroleos de Venezuela, 12.75%,
2/17/22 (USD) (5)(6) 3,430,000 514
Republic of Venezuela, 6.00%,
12/9/20 (USD) (5)(6) 3,350,000 479
Republic of Venezuela, 7.75%,
10/13/19 (USD) (5)(6) 3,600,000 548
Republic of Venezuela, 9.25%,
9/15/27 (USD) (5)(6) 1,000,000 190
Republic of Venezuela, 11.75%,
10/21/26 (USD) (5)(6) 1,500,000 290
Republic of Venezuela, 11.95%,
8/5/31 (USD) (5)(6) 800,000 151
Republic of Venezuela, 12.75%,
8/23/22 (USD) (5)(6) 550,000 103
Total Venezuela (Cost $23,223) 8,593
ZAMBIA 0.1%
Government Bonds 0.1%
Republic of Zambia, 0.50%, 12/31/53
(USD)  210,559 103
Republic of Zambia, STEP, 5.75%,
6/30/33 (USD)  224,284 197
Total Zambia (Cost $318) 300
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve
Fund, 5.38% (9)(10) 10,446,543 10,447
Total Short-Term Investments
(Cost $10,447) 10,447
Total Investments in Securities
98.0% of Net Assets
(Cost $376,281) $ 341,603

T. ROWE PRICE Institutional Emerging Markets Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $71,149 and represents 20.4% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $722 and represents 0.2% of net assets.
(5) Non-income producing
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) See Note 2. Level 3 in fair value hierarchy.
(9) Seven-day yield
(10) Affiliated Companies
BRL Brazilian Real
CNH Offshore China Renminbi
COP Colombian Peso
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Institutional Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/12/24 USD 5,503 MXN 91,701 $ 502
Barclays Bank 7/5/24 KRW 2,309,489 USD 1,722 (45)
BNP Paribas 7/5/24 IDR 37,952,739 USD 2,306 12
BNP Paribas 7/5/24 USD 1,701 KRW 2,309,489 23
BNP Paribas 7/12/24 USD 1,394 ZAR 26,502 (61)
BNP Paribas 8/16/24 USD 2,139 PLN 8,428 47
BNP Paribas 8/23/24 USD 2,303 IDR 37,952,739 (15)
BNP Paribas 8/23/24 USD 2,829 MYR 13,168 35
Citibank 7/5/24 INR 220,059 USD 2,637 1
Citibank 7/5/24 TWD 53,677 USD 1,660 (6)
Citibank 7/5/24 USD 866 INR 72,372 (2)
Citibank 8/23/24 USD 1,664 TWD 53,677 10
Citibank 9/13/24 USD 2,632 INR 220,059 (1)
Deutsche Bank 7/5/24 IDR 28,045,752 USD 1,727 (14)
Deutsche Bank 7/5/24 USD 4,163 IDR 65,998,491 132
Deutsche Bank 9/4/24 USD 749 BRL 4,006 38
Goldman Sachs 7/5/24 USD 1,696 TWD 53,677 42
Goldman Sachs 8/16/24 USD 2,527 BRL 13,122 193
Goldman Sachs 9/4/24 USD 793 BRL 4,291 31
HSBC Bank 7/12/24 MXN 2,580 USD 139 1
HSBC Bank 7/12/24 ZAR 14,142 USD 785 (8)
JPMorgan Chase 7/5/24 USD 258 INR 21,483 —
JPMorgan Chase 7/12/24 MXN 46,582 USD 2,602 (62)
JPMorgan Chase 9/13/24 CNH 1,762 USD 245 (2)
RBC Dominion Securities 7/5/24 USD 646 INR 53,710 2
RBC Dominion Securities 7/12/24 MXN 28,686 USD 1,670 (105)
RBC Dominion Securities 7/12/24 USD 1,628 MXN 27,988 102
Standard Chartered 10/11/24 USD 1,358 PEN 5,163 15
State Street 9/13/24 USD 187 CNH 1,343 1
UBS Investment Bank 7/5/24 USD 867 INR 72,495 (2)
UBS Investment Bank 8/23/24 USD 5,875 CNH 42,262 62
UBS Investment Bank 8/23/24 USD 16,438 EUR 15,063 263
Wells Fargo 7/5/24 PEN 2,074 USD 558 (19)
Wells Fargo 7/5/24 USD 557 PEN 2,074 18
Wells Fargo 8/23/24 USD 2,229 COP 8,717,041 147
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1,335

T. ROWE PRICE Institutional Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 49 Euro BUND contracts 9/24 (6,907) $ (69)
Short, 12 U.S. Treasury Notes ten year contracts 9/24 (1,320) (12)
Long, 147 Ultra U.S. Treasury Bonds contracts 9/24 18,426 205
Net payments (receipts) of variation margin to date (339)
Variation margin receivable (payable) on open futures contracts $ (215)

T. ROWE PRICE Institutional Emerging Markets Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.38% $ —# $ — $ 139+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government Reserve Fund, 5.38% $ 8,469  ¤  ¤ $ 10,447^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $139 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,447.

T. ROWE PRICE Institutional Emerging Markets Bond Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $376,281) $ 341,603
Interest receivable 5,936
Unrealized gain on forward currency exchange contracts 1,677
Receivable for shares sold 1,277
Cash deposits on futures contracts 957
Foreign currency (cost $334) 332
Cash 62
Receivable for investment securities sold 30
Total assets 351,874
Liabilities
Payable for investment securities purchased 1,650
Payable for shares redeemed 946
Unrealized loss on forward currency exchange contracts 342
Investment management and administrative fees payable 221
Variation margin payable on futures contracts 215
Other liabilities 3
Total liabilities 3,377
NET ASSETS $ 348,497
Net Assets Consist of:
Total distributable earnings (loss) $ (134,052)
Paid-in capital applicable to 52,420,939 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 482,549
NET ASSETS $ 348,497
NET ASSET VALUE PER SHARE $ 6.65

T. ROWE PRICE Institutional Emerging Markets Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $29) $ 10,980
Dividend 139
Total income 11,119
Expenses
Investment management and administrative expense 1,207
Miscellaneous 5
Total expenses 1,212
Net investment income 9,907
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (6,595)
Futures 251
Forward currency exchange contracts (259)
Foreign currency transactions (33)
Net realized loss (6,636)
Change in net unrealized gain / loss
Securities 3,732
Futures (1,243)
Forward currency exchange contracts 1,988
Other assets and liabilities denominated in foreign currencies (52)
Change in net unrealized gain / loss 4,425
Net realized and unrealized gain / loss (2,211)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 7,696

T. ROWE PRICE Institutional Emerging Markets Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 9,907 $ 19,503
Net realized loss (6,636) (22,386)
Change in net unrealized gain / loss 4,425 43,801
Increase in net assets from operations 7,696 40,918
Distributions to shareholders
Net earnings (9,912) (19,503)
Capital share transactions
*
Shares sold 10,959 25,885
Distributions reinvested 9,838 19,380
Shares redeemed (22,103) (72,677)
Decrease in net assets from capital share transactions (1,306) (27,412)
Net Assets
Decrease during period (3,522) (5,997)
Beginning of period 352,019 358,016
End of period $ 348,497 $ 352,019
*Share information (000s)
Shares sold 1,647 4,097
Distributions reinvested 1,483 3,060
Shares redeemed (3,329) (11,551)
Decrease in shares outstanding (199) (4,394)

T. ROWE PRICE Institutional Emerging Markets Bond Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Global Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Institutional Emerging Markets Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income and capital appreciation. At a Board meeting held on May 8, 2024, the Board approved the reorganization of the fund into the T. Rowe Price Emerging Markets Bond
Fund (Acquiring fund). The reorganization will be structured as a tax-free reorganization for federal income tax purposes whereby the Acquiring fund will acquire substantially all of the assets and liabilities of the fund in exchange for I Class shares of the Acquiring fund. The reorganization is anticipated to close on or around September 27, 2024. After the reorganization, the fund will be formally terminated.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m.
ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available.
If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 330,434 $ — $ 330,434
Common Stocks — — 3 3
Private Investment Company
2
— — — 719
Short-Term Investments 10,447 — — 10,447
Total Securities 10,447 330,434 3 341,603
Forward Currency Exchange Contracts — 1,677 — 1,677
Futures Contracts* 205 — — 205
Total $ 10,652 $ 332,111 $ 3 $ 343,485
Liabilities
Forward Currency Exchange Contracts $ — $ 342 $ — $ 342
Futures Contracts* 81 — — 81
Total $ 81 $ 342 $ — $ 423
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying
Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement.
The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio.
Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 205
Foreign exchange derivatives Forwards 1,677
*
Total $ 1,882
*
Liabilities
Interest rate derivatives Futures $ 81
Foreign exchange derivatives Forwards 342
Total $ 423
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying
Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Total
Realized Gain (Loss)
Interest rate derivatives $ 251 $ — $ 251
Foreign exchange derivatives — (259) (259)
Total $ 251 $ (259) $ (8)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (1,243) $ — $ (1,243)
Foreign exchange derivatives — 1,988 1,988
Total $ (1,243) $ 1,988 $ 745

T. ROWE PRICE Institutional Emerging Markets Bond Fund

posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of June 30, 2024, collateral pledged by counterparties to the fund for bilateral derivatives consisted of securities valued at $893,000. As of June 30,
2024, cash of $957,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its
non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 10% and 13% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 5% and 7% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation.
The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $68,619,000 and $72,747,000, respectively, for the six months ended June 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2023, the fund had
$87,564,000 of available capital loss carryforwards.
At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $376,782,000.
Net unrealized loss aggregated $33,740,000 at period-end, of which $8,000,000 related to appreciated investments and
$41,740,000 related to depreciated investments.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe
Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.70%
of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price
Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by
Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may

T. ROWE PRICE Institutional Emerging Markets Bond Fund

significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price
International Ltd and T. Rowe Price Hong Kong Limited (Subadvisers) on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the
Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’
advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers.
These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the fund’s returns for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadvisers) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-
dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the
Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise.
The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and
Subadvisers’ ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
(continued)

T. ROWE PRICE Institutional Emerging Markets Bond Fund

and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Expense Group), the fund’s actual management fee rate ranked in the fourth quintile (Expense Group) and fifth quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group) and second quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the
Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E163-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Emerging Markets Bond Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024